Investments in Joint Ventures	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Investments in Joint Ventures
6. Investments in joint ventures
Details of each of the Company’s joint ventures at December 31, 2024 and 2025 are as follows:

		Proportion of ownership interest held by the Company
Name of joint venture	Principal activity	December 31, 2024	December 31, 2025
Spacegas Inc.	Ownership and operation of the vessel “Gas Defiance” 3	50.1%	50.1%
Financial Power Inc.	Ownership and operation of the vessel “Gas Shuriken” 4	50.1%	50.1%
Cannes View Inc.	Ownership and operation of the vessel “Gas Haralambos” 5	50.1%	—
Colorado Oil and Gas Inc.	Ownership and operation of the vessel “Eco Lucidity” 5	50.1%	—
MGC Agressive Holdings Inc.	Ownership and operation of the vessels “Eco Etheral” 1 and “Eco Sorcerer” 2	51.0%	51.0%

1	The vessel Gaschem Bremen was renamed to Eco Ethereal on April 18, 2023 and was sold to an unrelated party on April 23, 2024.
2	The vessel Eco Sorcerer was delivered to the fleet on October 6, 2023.
3	The vessel Gas Defiance was sold to the Company on November 4, 2024 (Note 3).
4	The vessel Gas Shuriken was sold to an unrelated party on January 21, 2025.
5
The vessels Gas Haralambos and Eco Lucidity were transferred to the Company due to acquisition of the remaining 49.9% ownership interest in Cannes View Inc. & Colorado Oil and Gas Inc. respectively, on June 13, 2025 (Note 3).

The Company’s exposure is limited to its share of the net assets of Spacegas Inc., Financial Power Inc., Cannes View Inc., Colorado Oil and Gas Inc. and MGC Agressive Holdings Inc. (collectively “the joint venture entities”) proportionate to its equity interest in these companies and to any losses that may arise in connection with the loan agreements guaranteed by the Company (Note 16). The Company shares the profits and losses, cash flows and other matters relating to its investments in the joint venture entities in accordance with its ownership percentage. The Company accounts for investments in joint ventures using the equity method since it has joint control over the joint venture entities. The Company does not consolidate the joint venture entities because it does not have a controlling financial interest. The significant factors considered and judgments made in determining that the power to direct the activities of the joint venture entities that most significantly impact their economic performance are shared, are that all significant business decisions over operating and financial policies of the joint venture entities, require consent from each joint venture investor.
Below is a table of equity investment activity:

	Year Ended December 31,
	2024	2025
Beginning balance	$39,671,603	$27,717,238
Derecognition of joint venture investments due to acquisition of control	—	(6,702,526)
Dividends received	(27,577,201)	(2,634,000)
Equity earnings	15,622,836	5,086,641

Investments in joint ventures	$27,717,238	$23,467,353
As of December 31, 2024 and 2025, the carrying value of the Company’s equity method investments was $1.87 million and $1.81 million, respectively, higher than its interest in the investees’ underlying net assets. This basis difference relates to a vessel that was under construction during 2022 and was delivered in 2023 and will be amortized over the vessel’s useful life.
On December 12, 2023, as a result of the decision of the charterer of the vessel “Eco Ethereal” to exercise its option to acquire the vessel upon expiration of its charter in April 2024, the ship owning company of the vessel entered into a memorandum of agreement for the disposal of its vessel for $43,000,000. A 20% deposit was received by the MGC Agressive Holdings Inc. joint venture on November 8, 2023. The vessel was delivered to her new owners on April 23, 2024.
On September 20, 2024, the ship owning company of the vessel “Gas Shuriken” entered into a memorandum of agreement for the disposal of the vessel to an unaffiliated third party for a total of $11,400,000. The vessel “Gas Shuriken” was delivered to her new owners on January 21, 2025. No impairment charge was recognized for the year ended December 31, 2024.
In March 2025, Colorado Oil and Gas Inc. and Cannes View Inc., prepaid in full the then outstanding balance of $8.7 million of the term loan dated July 2019 with original maturity date July 2025 using cash on hand and the related mortgage on the vessels Eco Lucidity and Gas Haralambos was released.